UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21973
Investment Company Act File Number
Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 0.7%
General Dynamics Corp.	203,955	$12,492,244
Lockheed Martin Corp.	163,861	12,314,154

		$24,806,398

Air Freight & Logistics — 0.2%
FedEx Corp.	97,287	$8,031,042

		$8,031,042

Automobiles — 0.6%
Bayerische Motoren Werke AG	376,368	$20,258,300

		$20,258,300

Beverages — 2.2%
Coca-Cola Co. (The)	265,712	$14,643,388
Diageo PLC	2,350,832	40,797,272
PepsiCo, Inc.	319,596	20,744,977

		$76,185,637

Biotechnology — 0.7%
Amgen, Inc.(1)	297,451	$16,220,003
Celgene Corp.(1)	121,457	6,698,354

		$22,918,357

Capital Markets — 4.1%
Credit Suisse Group AG	793,293	$35,957,909
Deutsche Bank AG	294,968	20,596,487
Goldman Sachs Group, Inc.	164,877	24,866,749
Northern Trust Corp.	269,331	12,655,864
State Street Corp.	271,930	10,583,516
UBS AG(1)	2,062,352	34,998,113

		$139,658,638

Commercial Banks — 10.0%
Banco Santander Central Hispano SA	4,175,310	$54,241,906
Barclays PLC	4,381,398	22,692,535
BNP Paribas	339,884	23,233,646
DnB NOR ASA	1,280,565	15,845,967
HSBC Holdings PLC	8,797,949	89,468,391
Intesa Sanpaolo SpA	6,045,235	19,952,550
Itau Unibanco Holding SA ADR	2,099,663	47,011,455
KeyCorp	1,342,936	11,361,238
PNC Financial Services Group, Inc.	299,849	17,808,032
U.S. Bancorp	441,934	10,562,223
Wells Fargo & Co.	975,008	27,036,972

		$339,214,915

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	245,110	$8,321,484

		$8,321,484

Communications Equipment — 2.2%
Cisco Systems, Inc.(1)	1,268,849	$29,272,346
Nokia Oyj ADR	1,460,446	13,888,842
QUALCOMM, Inc.	258,523	9,844,556
Telefonaktiebolaget LM Ericsson, Class B	1,947,639	21,490,562

		$74,496,306

Security	Shares	Value
Computers & Peripherals — 3.0%
Apple, Inc.(1)	187,338	$48,192,700
Hewlett-Packard Co.	459,694	21,164,312
International Business Machines Corp.	240,344	30,860,170

		$100,217,182

Consumer Finance — 0.4%
American Express Co.	321,494	$14,351,492

		$14,351,492

Diversified Financial Services — 1.9%
Bank of America Corp.	1,055,548	$14,819,894
Citigroup, Inc.(1)	2,710,842	11,114,452
JPMorgan Chase & Co.	961,289	38,720,721

		$64,655,067

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	869,675	$22,559,369
France Telecom SA	986,946	20,642,567
Frontier Communications Corp.	131,701	1,006,196
Koninklijke KPN NV	1,624,605	22,575,294
Verizon Communications, Inc.	548,664	15,944,176

		$82,727,602

Electric Utilities — 2.0%
American Electric Power Co., Inc.	347,864	$12,516,147
E.ON AG	1,160,448	34,709,153
Iberdrola SA	2,894,551	20,367,300

		$67,592,600

Electrical Equipment — 1.8%
ABB, Ltd.(1)	2,311,866	$46,666,814
Emerson Electric Co.	270,614	13,406,217

		$60,073,031

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	997,947	$18,082,800

		$18,082,800

Energy Equipment & Services — 0.7%
Halliburton Co.	402,779	$12,035,037
Schlumberger, Ltd.	222,046	13,247,264

		$25,282,301

Food & Staples Retailing — 2.4%
Carrefour SA	488,254	$22,447,415
CVS Caremark Corp.	308,214	9,459,088
Tesco PLC	3,897,124	23,898,558
Wal-Mart Stores, Inc.	513,603	26,291,338

		$82,096,399

Food Products — 4.9%
Danone	328,022	$18,387,259
Kellogg Co.	142,438	7,129,022
Nestle SA	2,152,579	106,395,411
Unilever NV	1,206,623	35,489,770

		$167,401,462

Health Care Equipment & Supplies — 1.0%
Covidien PLC	371,721	$13,872,627
Varian Medical Systems, Inc.(1)	167,505	9,246,276
Zimmer Holdings, Inc.(1)	177,527	9,407,156

		$32,526,059

Security	Shares	Value
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	368,733	$11,050,928
Cardinal Health, Inc.	411,571	13,281,396
Fresenius Medical Care AG & Co. KGaA ADR	191,285	10,459,464

		$34,791,788

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	249,324	$8,646,556
McDonald’s Corp.	329,616	22,984,124

		$31,630,680

Household Products — 1.9%
Colgate-Palmolive Co.	244,058	$19,275,701
Procter & Gamble Co.	367,982	22,505,779
Reckitt Benckiser Group PLC	440,647	21,605,411

		$63,386,891

Industrial Conglomerates — 3.8%
General Electric Co.	2,216,489	$35,729,803
Philips Electronics NV	1,084,049	33,699,774
Siemens AG	617,533	60,407,277

		$129,836,854

Insurance — 3.9%
Allianz SE	232,013	$26,943,615
Berkshire Hathaway, Inc., Class B(1)	162,360	12,683,563
Lincoln National Corp.	402,666	10,485,423
MetLife, Inc.	284,691	11,974,104
Prudential Financial, Inc.	328,505	18,820,051
Prudential PLC	4,297,107	37,394,968
Zurich Financial Services AG	61,190	14,280,337

		$132,582,061

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	145,895	$17,199,562

		$17,199,562

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	59,403	$28,801,545

		$28,801,545

IT Services — 0.4%
MasterCard, Inc., Class A	58,390	$12,264,236

		$12,264,236

Machinery — 1.5%
Danaher Corp.	441,106	$16,942,881
Deere & Co.	237,510	15,837,167
Illinois Tool Works, Inc.	193,725	8,427,038
PACCAR, Inc.	192,695	8,829,285

		$50,036,371

Media — 0.6%
Comcast Corp., Class A	365,236	$7,111,145
Walt Disney Co. (The)	356,250	12,002,062

		$19,113,207

Metals & Mining — 4.2%
ArcelorMittal	331,565	$10,150,779
BHP Billiton, Ltd. ADR	890,910	64,350,429
Freeport-McMoRan Copper & Gold, Inc.	50,097	3,583,939
Goldcorp, Inc.	1,500,629	58,734,619
United States Steel Corp.	132,945	5,893,452

		$142,713,218

Security	Shares	Value
Multi-Utilities — 3.2%
GDF Suez	1,272,732	$42,188,924
National Grid PLC	1,068,798	8,561,436
PG&E Corp.	255,083	11,325,685
Public Service Enterprise Group, Inc.	518,906	17,072,007
RWE AG	309,441	21,855,343
Sempra Energy	132,805	6,607,049

		$107,610,444

Multiline Retail — 0.4%
Target Corp.	283,168	$14,532,182

		$14,532,182

Office Electronics — 0.2%
Xerox Corp.	672,366	$6,548,845

		$6,548,845

Oil, Gas & Consumable Fuels — 10.6%
Apache Corp.	160,546	$15,344,987
Chevron Corp.	442,675	33,736,262
ENI SpA	3,177,174	64,924,845
Exxon Mobil Corp.	282,069	16,833,878
Hess Corp.	392,440	21,030,859
Occidental Petroleum Corp.	180,148	14,038,934
Peabody Energy Corp.	196,195	8,858,204
Royal Dutch Shell PLC, Class B	3,610,495	95,386,649
Southwestern Energy Co.(1)	359,935	13,119,631
Statoil ASA	1,498,091	30,299,263
Total SA	922,884	46,588,598

		$360,162,110

Pharmaceuticals — 9.2%
Abbott Laboratories	334,096	$16,397,432
AstraZeneca PLC	665,477	33,366,949
Bayer AG	281,104	16,181,188
Bristol-Myers Squibb Co.	479,020	11,937,178
GlaxoSmithKline PLC	3,024,642	52,809,113
Johnson & Johnson	221,635	12,874,777
Merck & Co., Inc.	488,020	16,817,169
Novartis AG	1,638,910	79,672,599
Pfizer, Inc.	1,326,670	19,900,050
Sanofi-Aventis	644,489	37,465,742
Teva Pharmaceutical Industries, Ltd. ADR(1)	264,114	12,901,969

		$310,324,166

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	81,961	$8,613,281
Boston Properties, Inc.	124,513	10,197,615

		$18,810,896

Road & Rail — 0.5%
CSX Corp.	323,485	$17,054,129

		$17,054,129

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	590,272	$12,159,603

		$12,159,603

Software — 2.2%
Microsoft Corp.	1,380,441	$35,629,182
Oracle Corp.	1,036,532	24,503,617
SAP AG	306,172	13,987,384

		$74,120,183

Security	Shares	Value
Specialty Retail — 2.7%
Best Buy Co., Inc.	629,772	$21,827,898
Gap, Inc. (The)	429,067	7,770,403
Hennes & Mauritz AB	620,734	19,566,857
Home Depot, Inc.	566,744	16,157,871
Staples, Inc.	649,346	13,201,204
TJX Companies, Inc. (The)	290,365	12,055,955

		$90,580,188

Textiles, Apparel & Luxury Goods — 1.6%
LVMH Moet Hennessy Louis Vuitton SA	296,996	$36,191,657
NIKE, Inc., Class B	250,971	18,481,505

		$54,673,162

Tobacco — 1.6%
British American Tobacco PLC	758,056	$26,080,784
Imperial Tobacco Group PLC	492,388	13,932,925
Philip Morris International, Inc.	261,544	13,349,206

		$53,362,915

Wireless Telecommunication Services — 3.2%
American Tower Corp., Class A(1)	191,051	$8,834,198
Rogers Communications, Inc., Class B	660,201	22,922,179
Vodafone Group PLC	32,683,935	76,208,801

		$107,965,178

Total Common Stocks (identified cost $3,422,376,341)		$3,319,157,486

Short-Term Investments — 2.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$89,180	$89,180,043

Total Short-Term Investments (identified cost $89,180,043)		$89,180,043

Total Investments — 100.5% (identified cost $3,511,556,384)		$3,408,337,529

Call Options Written — (1.2)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	71,600	EUR	2,700	8/20/10	$(8,238,883)
Dow Jones Euro Stoxx 50 Index	71,500	EUR	2,750	8/20/10	(5,376,213)
FTSE 100 Index	19,500	GBP	5,200	8/20/10	(3,725,357)
FTSE 100 Index	19,700	GBP	5,275	8/20/10	(2,403,427)
S&P 500 Index	4,360		$1,095	8/21/10	(10,311,400)
S&P 500 Index	4,185		$1,100	8/21/10	(8,642,025)
SMI Index	9,250	CHF	6,300	8/20/10	(458,637)
SMI Index	9,400	CHF	6,350	8/20/10	(314,025)

Total Call Options Written (premiums received $39,685,501)					$(39,469,967)

Other Assets, Less Liabilities — 0.7%					$22,749,708

Net Assets — 100.0%					$3,391,617,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $53,119 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	43.4%	$1,471,437,728
United Kingdom	16.0	542,203,792
Switzerland	9.4	317,971,183
France	7.3	247,145,808
Germany	6.6	225,398,211
Netherlands	3.1	105,012,102
Italy	2.5	84,877,395
Canada	2.4	81,656,798
Spain	2.2	74,609,206
Australia	1.9	64,350,429
Brazil	1.4	47,011,455
Norway	1.4	46,145,230
Sweden	1.2	41,057,419
Finland	0.4	13,888,842
Ireland	0.4	13,872,627
Israel	0.4	12,901,969
Luxembourg	0.3	10,150,779
Panama	0.2	8,646,556

Total Investments	100.5%	$3,408,337,529

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,512,142,479

Gross unrealized appreciation	$354,842,039
Gross unrealized depreciation	(458,646,989)

Net unrealized depreciation	$(103,804,950)

Written call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	120,589	$42,754,859
Options written	1,643,916	299,509,005
Options terminated in closing purchase transactions	(1,207,381)	(258,227,641)
Options expired	(347,629)	(44,350,722)

Outstanding, end of period	209,495	$39,685,501

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $39,469,967.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$171,970,467	$76,016,814		$—	$247,987,281
Consumer Staples	133,398,498	309,034,806		—	442,433,304
Energy	148,245,055	237,199,356		—	385,444,411
Financials	402,906,664	306,366,405		—	709,273,069
Health Care	181,064,779	219,495,591		—	400,560,370
Industrials	157,385,444	140,773,865		—	298,159,309
Information Technology	291,212,754	35,477,946		—	326,690,700
Materials	132,562,439	10,150,779		—	142,713,218
Telecommunication Services	71,266,118	119,426,662		—	190,692,780
Utilities	47,520,888	127,682,156		—	175,203,044

Total Common Stocks	$1,737,533,106	$1,581,624,380	*	$—	$3,319,157,486

Short-Term Investments	$—	$89,180,043		$—	$89,180,043

Total Investments	$1,737,533,106	$1,670,804,423		$—	$3,408,337,529

Liability Description

Call Options Written	$(39,469,967)	$—		$—	$(39,469,967)

Total	$(39,469,967)	$—		$—	$(39,469,967)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010